Non-operating income (loss) (Tables)	12 Months Ended
May 31, 2019
Non-operating income (loss)
Schedule of Non-operating income (loss)

	For the year ended
	May 31,
	2019	2018
Non-operating income:
Consulting revenue	$—	$1,244
Foreign exchange gain	915	124
Loss on marketable securities	(178)	(2,155)
Gain (loss) on sale of capital assets	55	(191)
Gain on dilution of ownership in equity investee	2,210	7,535
Loss from equity investees	(1,123)	(9,295)
Gain on sale of equity investee	57,351	26,347
Deferred gain on sale of intellectual property	340	1,304
Interest income	14,350	6,362
Interest expense	(7,775)	(1,350)
Unrealized (loss) gain on convertible notes	(3,399)	4,135
Gain on long-term investments	19,651	26,675
Unrealized gain on convertible debentures	48,439	—
Unrealized loss on financial liabilities	(1,326)	(12,451)
	$129,510	$48,284